UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07038

The Money Market Portfolios

(Exact name of registrant as specified in charter)

One Franklin Parkway
, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:__650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 6/30/20

Item 1. Reports to Stockholders.

Your Fund’s Expenses
The U.S. Government Money Market Portfolio
1
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value”. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 1/1/20
Ending
Account
Value 6/30/20
Expenses
Paid During
Period
1/1/20–6/30/20
1
Ending
Account
Value 6/30/20
Expenses
Paid During
Period
1/1/20 –6/30/20

a
Annualized
Expense
Ratio
$1,000 $1,003.50 $0.75 $1,024.12 $0.75 0.15%

The Money Market Portfolios
Financial Highlights
The U.S. Government Money Market Portfolio
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Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2020 2019 2018 2017 2016
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .......................... 0.013 0.021 0.011 0.003 0.001
Net realized and unrealized gains (losses)
a
........... — — (—) — —
Total from investment operations .................... 0.013 0.021 0.011 0.003 0.001
Less distributions from:
Net investment income .......................... (0.013) (0.021) (0.011) (0.003) (0.001)
Net asset value, end of year ....................... $1.00 $1.00 $1.00 $1.00 $1.00
Total return .................................... 1.29% 2.10% 1.15% 0.35% 0.07%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.15% 0.15% 0.15% 0.15% 0.15%
Expenses net of waiver and payments by affiliates
b
...... 0.15% 0.15% 0.15% 0.15% 0.13%
Net investment income ........................... 1.33% 2.09% 1.15% 0.35% 0.06%
Supplemental data
Net assets, end of year (000’s) ..................... $18,381,976 $23,218,541 $23,700,037 $21,564,546 $22,324,993
a
Amount rounds to less than $0.001 per share.
b
Benefit of expense reduction rounds to less than 0.01%.

The Money Market Portfolios
Statement of Investments, June 30, 2020
The U.S. Government Money Market Portfolio
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The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 90.4%
FFCB ,
a
7/01/20 ......................................................... $ 44,300,000 $ 44,300,000
a
7/02/20 ......................................................... 60,000,000 59,999,816
a
7/15/20 ......................................................... 160,000,000 159,993,167
a
7/17/20 ......................................................... 100,000,000 99,994,667
a
7/21/20 ......................................................... 60,000,000 59,995,667
a
7/23/20 ......................................................... 100,000,000 99,993,583
b
FRN, 0.18%, (SOFR + 0.1%), 1/05/21 .................................. 90,000,000 90,000,000
b
FRN, 0.16%, (SOFR + 0.08%), 1/14/21 ................................. 17,000,000 17,000,000
b
FRN, 0.28%, (SOFR + 0.2%), 6/23/22 .................................. 100,000,000 100,000,000
731,276,900
FHLB ,
a
7/01/20 ......................................................... 207,000,000 207,000,000
a
7/02/20 ......................................................... 200,000,000 199,999,833
a
7/06/20 ......................................................... 382,100,000 382,094,585
a
7/07/20 ......................................................... 200,000,000 199,993,333
a
7/15/20 ......................................................... 250,000,000 249,977,795
a
7/29/20 ......................................................... 616,000,000 615,942,075
a
7/31/20 ......................................................... 331,000,000 330,965,000
a
8/04/20 ......................................................... 100,000,000 99,977,333
a
9/02/20 ......................................................... 190,000,000 189,951,123
a
9/03/20 ......................................................... 100,000,000 99,948,444
a
12/18/20 ........................................................ 100,000,000 99,834,722
a
3/08/21 ......................................................... 10,000,000 9,977,083
a
3/19/21 ......................................................... 50,000,000 49,855,000
b
FRN, 0.12%, (SOFR + 0.04%), 7/02/20 ................................. 240,000,000 239,999,799
b
FRN, 0.11%, (SOFR + 0.03%), 7/17/20 ................................. 79,000,000 79,000,000
b
FRN, 0.18%, (SOFR + 0.1%), 7/17/20 .................................. 200,000,000 200,000,000
b
FRN, 0.18%, (SOFR + 0.1%), 7/29/20 .................................. 24,000,000 24,000,000
b
FRN, 0.11%, (SOFR + 0.03%), 8/05/20 ................................. 290,000,000 289,994,168
b
FRN, 0.1%, (SOFR + 0.02%), 8/19/20 .................................. 117,000,000 117,000,000
b
FRN, 0.1%, (SOFR + 0.02%), 8/28/20 .................................. 20,000,000 20,000,000
b
FRN, 0.11%, (SOFR + 0.03%), 9/04/20 ................................. 90,000,000 90,000,000
b
FRN, 0.165%, (SOFR + 0.085%), 9/11/20 ................................ 65,000,000 65,000,000
b
FRN, 0.17%, (SOFR + 0.09%), 12/04/20 ................................ 100,000,000 100,000,000
b
FRN, 0.18%, (SOFR + 0.1%), 12/23/20 ................................. 100,000,000 99,999,998
b
FRN, 0.32%, (SOFR + 0.24%), 12/24/20 ................................ 100,000,000 100,000,000
b
FRN, 0.24%, (SOFR + 0.16%), 1/07/21 ................................. 100,000,000 100,000,000
b
FRN, 0.22%, (SOFR + 0.14%), 1/08/21 ................................. 95,000,000 95,000,000
b
FRN, 0.18%, (SOFR + 0.1%), 2/22/21 .................................. 230,000,000 229,985,043
b
FRN, 0.115%, (SOFR + 0.035%), 2/25/21 ................................ 27,500,000 27,500,000
b
FRN, 0.16%, (SOFR + 0.08%), 3/04/21 ................................. 190,000,000 190,000,000
b
FRN, 0.215%, (SOFR + 0.135%), 3/10/21 ............................... 60,000,000 60,000,000
b
FRN, 0.31%, (SOFR + 0.23% ), 4/13/21 ................................. 100,000,000 100,000,000
b
FRN, 0.23%, (SOFR + 0.15%), 11/15/21 ................................. 40,000,000 40,000,000
5,002,995,334
FHLMC ,
a
7/28/20 ......................................................... 300,000,000 299,978,625
b
FRN, 0.09%, (SOFR + 0.01%), 7/22/20 ................................. 200,000,000 200,000,000
b
FRN, 0.085%, (SOFR + 0.005%), 8/07/20 ............................... 250,000,000 250,000,000
b
FRN, 0.095%, (SOFR + 0.015%), 11/05/20 ............................... 125,000,000 124,993,036
b
FRN, 0.48%, (SOFR + 0.4%), 10/21/21 ................................. 50,000,000 50,000,000
b
FRN, 0.38%, (SOFR + 0.3%), 10/25/21 ................................. 50,000,000 50,000,000
b
FRN, 0.27%, (SOFR + 0.19%), 5/11/22 ................................. 100,000,000 100,000,000
1,074,971,661

The Money Market Portfolios
Statement of Investments
The U.S. Government Money Market Portfolio
(continued)
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Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
b
FNMA ,
FRN, 0.14%, (SOFR + 0.06%), 7/30/20 ................................. $ 190,000,000 $ 189,999,996
FRN, 0.105%, (SOFR + 0.025%), 9/04/20 ............................... 190,000,000 190,000,000
FRN, 0.15%, (SOFR + 0.07%), 12/11/20 ................................. 90,000,000 90,000,000
FRN, 0.41%, (SOFR + 0.33%), 10/15/21 ................................ 50,000,000 50,000,000
FRN, 0.4%, (SOFR + 0.32%), 10/22/21 ................................. 50,000,000 50,000,000
FRN, 0.44%, (SOFR + 0.36%), 1/20/22 ................................. 50,000,000 50,000,000
FRN, 0.38%, (SOFR + 0.3%), 1/27/22 .................................. 50,000,000 50,000,000
FRN, 0.4%, (SOFR + 0.32%), 4/27/22 .................................. 50,000,000 50,000,000
FRN, 0.31%, (SOFR + 0.23%), 5/06/22 ................................. 50,000,000 50,000,000
769,999,996
a
U.S. Treasury Bills ,
7/02/20 ......................................................... 1,905,000,000 1,904,995,590
7/07/20 ......................................................... 688,290,000 688,277,648
7/09/20 ......................................................... 685,000,000 684,888,072
7/14/20 ......................................................... 195,000,000 194,991,198
7/16/20 ......................................................... 435,000,000 434,806,969
7/21/20 ......................................................... 343,260,000 343,226,206
7/28/20 ......................................................... 781,280,000 781,204,482
7/30/20 ......................................................... 1,000,000,000 999,917,028
8/04/20 ......................................................... 145,000,000 144,980,143
8/06/20 ......................................................... 585,000,000 584,915,000
8/13/20 ......................................................... 470,960,000 470,869,149
8/25/20 ......................................................... 200,000,000 199,957,222
9/03/20 ......................................................... 580,000,000 579,850,311
9/08/20 ......................................................... 245,000,000 244,929,563
9/10/20 ......................................................... 290,000,000 289,816,583
9/17/20 ......................................................... 290,000,000 289,912,033
10/01/20 ........................................................ 200,000,000 199,948,889
9,037,486,086
Total U.S. Government and Agency Securities (Cost $ 16,616,729,977) .............
16,616,729,977
a a a
c
Repurchase Agreements 10.2%
BNP Paribas Securities Corp., 0.07%, 7/01/20 (Maturity Value $600,001,167)
Collateralized by U.S. Treasury Note, 2.25%, 4/15/22 (valued at $612,970,956) ... 600,000,000 600,000,000
Deutsche Bank Securities, Inc., 0.05%, 7/01/20 (Maturity Value $59,000,082)
Collateralized by U.S. Treasury Note, 0.25% - 1.75%, 12/31/21 - 7/31/24 (valued at
$60,180,104) ..................................................... 59,000,000 59,000,000
Federal Reserve Bank of New York, 0%, 7/01 /20 (Maturity Value $950,000,000)
Collateralized by U.S. Treasury Bond, 2.75%, 11/15/42 (valued at $950,000,005) .. 950,000,000 950,000,000
Goldman Sachs & Co. LLC, 0.03%, 7/01/20 (Maturity Value $125,000,104)
Collateralized by U.S. Treasury Note, 2.125%, 5/15/25 (valued at $127,517,012) .. 125,000,000 125,000,000
HSBC Securities, Inc., 0.06%, 7/01/20 (Maturity Value $150,000,250)
Collateralized by U.S. Treasury Bond, 7.5%, 11/15/24; and U.S. Government Agency
Securities, 3% - 3.5%, 8/20/49 - 11/20/49 (valued at $153,000,001) ............ 150,000,000 150,000,000
Total Repurchase Agreements (Cost $1,884,000,000) ............................
1,884,000,000
a
Total Investments (Cost $18,500,729,977) 100.6% ...............................
$18,500,729,977
Other Assets, less Liabilities (0.6)% ...........................................
(118,754,168)
Net Assets 100.0% ...........................................................
$18,381,975,809

The Money Market Portfolios
Statement of Investments
The U.S. Government Money Market Portfolio
(continued)
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The accompanying notes are an integral part of these financial statements. Annual Report

See abbreviations on page 12 .
a
The security was issued on a discount basis with no stated coupon rate.
b
The coupon rate shown represents the rate at period end.
c
See Note 1(b) regarding repurchase agreement.

The Money Market Portfolios
Financial Statements
Statement of Assets and Liabilities
June 30, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

The U.S.
Government
Money Market
Portfolio
Assets:
Investments in unaffiliated securities, at amortized cost .............................................. $16,616,729,977
Unaffiliated repurchase agreements, at value and cost ............................................... 1,884,000,000
Cash .................................................................................... 42,753,831
Receivables:
Interest ................................................................................. 942,372
Total assets .......................................................................... 18,544,426,180
Liabilities:
Payables:
Investment securities purchased .............................................................. 159,991,416
Management fees ......................................................................... 2,218,700
Distributions to shareholders ................................................................. 11,199
Accrued expenses and other liabilities ........................................................... 229,056
Total liabilities ......................................................................... 162,450,371
Net assets, at value ................................................................. $18,381,975,809
Net assets consist of:
Paid-in capital ............................................................................. $18,381,879,278
Total distributable earnings (losses) ............................................................. 96,531
Net assets, at value ................................................................. $18,381,975,809
Shares outstanding ......................................................................... 18,381,880,877
Net asset value per share .................................................................... $1.00

The Money Market Portfolios
Financial Statements
Statement of Operations
for the year ended June 30, 2020
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The accompanying notes are an integral part of these financial statements. Annual Report

The U.S.
Government
Money Market
Portfolio
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $284,397,094
Expenses:
Management fees (Note 3 a ) ................................................................... 28,902,560
Custodian fees (Note 4 ) ...................................................................... 146,900
Reports to shareholders ...................................................................... 7,778
Registration and filing fees .................................................................... 778
Professional fees ........................................................................... 142,585
Other .................................................................................... 167,143
Total expenses ......................................................................... 29,367,744
Expense reductions (Note 4 ) ............................................................... (167,079)
Net expenses ......................................................................... 29,200,665
Net investment income ................................................................ 255,196,429
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 101,900
Net increase (decrease) in net assets resulting from operations .......................................... $255,298,329

The Money Market Portfolios
Financial Statements
Statements of Changes in Net Assets
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Annual Report The accompanying notes are an integral part of these financial statements.

The U.S. Government Money
Market Portfolio
Year Ended
June 30, 2020
Year Ended
June 30, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $255,196,429 $478,383,410
Net realized gain (loss) ................................................. 101,900 11,348
Net increase (decrease) in net assets resulting from operations ................ 255,298,329 478,394,758
Distributions to shareholders .............................................. (255,196,429) (478,383,410)
Capital share transactions (Note 2 ) .......................................... (4,836,667,251) (481,506,776)
Net increase (decrease) in net assets ................................... (4,836,565,351) (481,495,428)
Net assets:
Beginning of year ....................................................... 23,218,541,160 23,700,036,588
End of year ........................................................... $18,381,975,809 $23,218,541,160

The Money Market Portfolios

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Annual Report
Notes to Financial Statements
The U.S. Government Money Market Portfolio
1. Organization and Significant Accounting Policies
The Money Market Portfolios (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
portfolio The U.S. Government Money Market Portfolio
(Portfolio) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The shares of the Portfolio
are issued in private placements and are exempt from
registration under the Securities Act of 1933.
The following summarizes the Portfolio's significant
accounting policies.
a. Financial Instrument Valuation
Securities are valued at amortized cost, which approximates
fair value. Amortized cost is an income-based approach
which involves valuing an instrument at its cost and
thereafter assuming a constant amortization to maturity of
any discount or premium. Under compliance policies and
procedures approved by the Portfolio's Board of Trustees
(the Board), Franklin Templeton Services, LLC, an affiliate
of the investment manager, has responsibility for oversight
of valuation, including leading the cross-functional Valuation
Committee (VC).
b. Repurchase Agreements
The Portfolio enters into repurchase agreements, which
are accounted for as a loan by the Portfolio to the seller,
collateralized by securities which are delivered to the
Portfolio's custodian. The fair value, including accrued
interest, of the initial collateralization is required to be at least 102% (if the counterparty is a bank or broker-dealer)
or 100% (if the counterparty is the Federal Reserve Bank
of New York) of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the
non-defaulting party to net and close-out all transactions,
if any, traded under such agreements. The Portfolio may
sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed
by the seller to the Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase
price owed by the seller. All repurchase agreements held by
the Portfolio at year end, as indicated in the Statement of
Investments, had been entered into on June 30, 2020.
c. Income Taxes
It is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Portfolio may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2020, the
Portfolio has determined that no tax liability is required in its financial statements related to uncertain tax positions
for any open tax years (or expected to be taken in future
tax years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Portfolio invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

The Money Market Portfolios
Notes to Financial Statements

franklintempleton.com
Annual Report
The U.S. Government Money Market Portfolio
(continued)
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio’s shares at $1.00 per share were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers, directors, and/or trustees of Franklin U.S. Government Money Fund,
Institutional Fiduciary Trust, and of the following subsidiaries:
a. Management Fees
The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the
Portfolio.
b. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.
Year Ended June 30,
2020 2019
Shares sold ................................... $37,539,422,141 $28,749,969,710
Shares issued in reinvestment of distributions .......... 255,164,095 478,384,571
Shares redeemed ............................... (42,631,253,487) (29,709,861,057)
Net increase (decrease) .......................... $(4,836,667,251) $(481,506,776)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

The Money Market Portfolios
Notes to Financial Statements

franklintempleton.com
Annual Report
The U.S. Government Money Market Portfolio
(continued)
c. Other Affiliated Transactions
At June 30, 2020, the shares of the Portfolio were owned by the following investment companies:
4. Expense Offset Arrangement
The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the year ended June 30, 2020, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
During the year ended June 30, 2020 the Fund utilized $5,369 of capital loss carryforwards.
The tax character of distributions paid during the years ended June 30, 2020 and 2019, was as follows:
At June 30, 2020, the cost of investments and undistributed ordinary income for income tax purposes were as follows:
6. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
7. Fair Value Measurements
The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Shares
Percentage of
Outstanding Shares
Institutional Fiduciary Trust — Money Market Portfolio ............................ 14,572,368,280 79.3%
Franklin U.S. Government Money Fund ...................................... 3,809,512,597 20.7%
18,381,880,877 100.0%
2020 2019
Distributions paid from:
Ordinary income .......................................................... $255,196,429 $478,383,410
Cost of investments .......................................................................... $18,500,729,977
Distributable earnings:
Undistributed ordinary income ................................................................... $107,728
3. Transactions with Affiliates
(continued)

The Money Market Portfolios
Notes to Financial Statements

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Annual Report
The U.S. Government Money Market Portfolio
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such financial instruments were valued using Level 2 inputs.
At June 30, 2020, all of the Portfolio's investments in financial instruments carried at fair value were valued using Level 2 inputs.
8. Subsequent Events
The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
FFCB Federal Farm Credit Banks Funding Corp.
FHLB Federal Home Loan Banks
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
SOFR Secured Overnight Financing Rate
7. Fair Value Measurements
(continued)

The Money Market Portfolios
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of The Money Market Portfolios and Shareholders of The U.S. Government Money Market Portfolio.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of The U.S.
Government Money Market Portfolio (the "Fund") as of June 30, 2020, the related statement of operations for the year ended
June 30, 2020, the statement of changes in net assets for each of the two years in the period ended June 30, 2020, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2020 and the financial highlights for each of the five years in the period ended June 30, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
August 17, 2020
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

The Money Market Portfolios
Tax Information (unaudited)

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Annual Report
The U.S. Government Money Market Portfolio
Under Section 871(k)(1)(C) of the Internal Revenue Code, the Portfolio hereby reports the maximum amount allowable but no less than $254,270,122 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal
Revenue Code for the fiscal year ended June 30, 2020.

The Money Market Portfolios
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 129 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 110 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign Policy
Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee
(1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 129 Avis Budget Group Inc. (car
rental) (2007-present), Omnicom
Group Inc. (advertising and
marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead Independent
Trustee since 2019
129 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison–United States Treasury Department (1988-1989).

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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
J. Michael Luttig (1954) Trustee Since 2009 129 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 129 The Southern Company (energy company) (2014-present; previously
2010-2012), Graham Holdings
Company (education and media
organization) (2011-present)
and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 140 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of the
Board and Trustee
Since 2013 129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Interim Chief
Compliance
Officer
Since January 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Gaston Gardey (1967) Treasurer,
Chief Financial
Officer and Chief
Accounting Officer
Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 24 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

The Money Market Portfolios

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Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She currently serves as a director of Avis
Budget Group, Inc. (2007-present) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and
Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Robert C. Rosselot (1960) Chief Compliance
Officer
Since 2013 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton; Vice President, Franklin Templeton Companies, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice
President, Templeton Group of Funds (2004-2013).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

The Money Market Portfolios
Shareholder Information

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Annual Report
Board Approval of Investment
Management Agreements
THE U.S. GOVERNMENT MONEY MARKET PORTFOLIO
(Master Portfolio)
The Master Portfolio is only registered under the Investment
Company Act of 1940 (1940 Act). Accordingly, the Master
Portfolio does not offer its shares to the public. Shares
of the Master Portfolio are sold only to other investment
companies, which include the Franklin U.S. Government
Money Fund and Money Market Portfolio (each a Feeder
Fund). Each Feeder Fund invests all of its assets in
the Master Portfolio. None of the Feeder Funds have
an investment manager or an investment management
agreement, unlike the Master Portfolio. The Board of
Trustees (collectively or individually the Board) of each
Feeder Fund and Master Portfolio is comprised of the same
individuals. At an in-person meeting held on February
25, 2020 (Meeting), the Board, including a majority of the
trustees who are not “interested persons” as defined in the
1940 Act (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Master
Portfolio (Management Agreement) for an additional one-
year period. The Independent Trustees received advice
from and met separately with Independent Trustee counsel
in considering whether to approve the continuation of the
Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of
the factors it deemed relevant in approving the continuance
of the Management Agreement, including, but not limited
to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each
Feeder Fund; (iii) the costs of the services provided and
profits realized by the Manager and its affiliates from the
relationship with the Master Portfolio; (iv) the extent to which economies of scale are realized as the Master Portfolio
grows; and (v) whether fee levels reflect these economies of scale for the benefit of Master Portfolio shareholders.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
interests of the Master Portfolio and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Master Portfolio and its shareholders. This information
included, among other things, the qualifications, background and experience of the senior management and investment
personnel of the Manager; as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-party
service providers; investment performance reports and
related financial information for the Master Portfolio; reports on expenses; legal and compliance matters; risk controls;
pricing and other services provided by the Manager and its
affiliates; and management fees charged by the Manager
and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts
where relevant. The Board noted management’s continuing
efforts and expenditures in establishing effective business
continuity plans and developing strategies to address areas
of heightened concern in the mutual fund industry, such as
cybersecurity and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Master Portfolio shareholders of investing in
a fund that is part of the Franklin Templeton (FT) family of funds. The Board noted the financial position of Franklin
Resources, Inc. (FRI), the Manager’s parent, and its
commitment to the mutual fund business as evidenced by
its continued introduction of new funds, reassessment of
the fund offerings in response to the market environment
and project initiatives and capital investments relating to
the services provided to the Master Portfolio by the FT
organization. The Board specifically noted FT’s commitment

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Shareholder Information

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to enhancing services and controlling costs, as reflected
in its plan to outsource certain administrative functions,
and growth opportunities, as evidenced by its upcoming
acquisition of the Legg Mason companies. The Board
acknowledged the change in leadership at FRI and the
opportunity to hear from Jennifer Johnson, President and
Chief Executive Officer of FRI, about goals she has for the
company that will benefit the Master Portfolio.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Master
Portfolio and its shareholders.
Fund Performance
Broadridge Financial Solutions, Inc. (Broadridge), an
independent provider of investment company data, does not
collect performance data for the Master Portfolio. However,
the Board did review and consider the performance results
of each Feeder Fund over various time periods ended
December 31, 2019, which are summarized in the separate
disclosure prepared for each Feeder Fund.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Master Portfolio’s actual total expense ratio and its
various components, including, as applicable, management
fees; transfer agent expenses; and other non-management
fees. The Board considered the actual total expense ratio
and, separately, the contractual management fee rate,
without the effect of fee waivers, if any (Management
Rate) of the Master Portfolio in comparison to the median
expense ratio and median Management Rate, respectively,
of other mutual funds deemed comparable to and with a
similar expense structure to the Master Portfolio selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s most
recent annual report, which reflects historical asset levels that may be quite different from those currently existing,
particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios
and Management Rates generally increase as assets
decline and decrease as assets grow, the Board believed
the independent analysis conducted by Broadridge to be an
appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative
charges, and the actual total expense ratio, for comparative consistency, was shown for Class A, Class AB, Class G,
Investor Class, Dreyfus Class, DWS Government & Agency
Money Fund Class and Premium Class shares for other
funds in the Expense Group with multiple classes of shares.
The Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Master Portfolio included the
Master Portfolio and 10 other U.S. government money
market funds. The Board noted that the Management Rate
and actual total expense ratio for the Master Portfolio were below the medians of its Expense Group. The Board also
noted that the other funds in the Expense Group were not
master portfolios in a master-feeder structure like the Master
Portfolio and, accordingly, considered the Management Rate
and actual total expense ratio information provided for each of the Feeder Funds to be a more relevant comparison. The
Board concluded that the Management Rate charged to the
Master Portfolio is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Master Portfolio. In
this respect, the Board considered the Master Portfolio
profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well
as its profits in providing investment management and
other services to each of the individual funds during the
12-month period ended September 30, 2019, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Master Portfolio’s profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to
FRI and certain FT funds, was engaged by the Manager to
review and assess the allocation methodologies to be used
solely by the Master Portfolio’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its
affiliates may not be fully reflected in the expenses allocated to the Master Portfolio in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered the initiative currently underway to outsource
certain operations, which effort would require considerable
upfront expenditures by the Manager but, over the long
run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving

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shareholder services provided to the Master Portfolio, as
well as the need to implement systems and meet additional
regulatory and compliance requirements resulting from
recent US Securities and Exchange Commission and other
regulatory requirements, notably in the area of cybersecurity protections.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services
to the Master Portfolio was not excessive in view of the
nature, extent and quality of services provided to the Master
Portfolio.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any,
as the Master Portfolio grows larger and whether the
Master Portfolio’s management fee structure reflects any
economies of scale for the benefit of shareholders. The
Board considered the Manager’s view that any analyses of
potential economies of scale in managing a particular fund
are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of
funds as a whole. The Board concluded that it was unlikely
that the Manager and its affiliates realized economies of
scale in furnishing advisory services to the Master Portfolio in view of the transitory nature of its investment role within the FT family of funds, the services provided to the Master
Portfolio’s shareholders and management’s subsidization of
expenses.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $96,622 for the fiscal year ended June 30, 2020 and $115,225 for the fiscal year ended June 30, 2019.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended June 30, 2020 and $5,000 for the fiscal year ended June 30, 2019. The services for which these fees were paid included tax consulting services related to the operating agreement and term sheet for the launch of a new fund.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $8,251 for the fiscal year ended June 30, 2020 and $0 for the fiscal year ended June 30, 2019.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $45,500 for the fiscal year ended June 30, 2020 and $22,000 for the fiscal year ended June 30, 2019. The services for which these fees were paid included for the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, professional fees in connection with determining the feasibility of a U.S. direct lending structure and benchmarking services in connection with the ICI TA Survey.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $53,751 for the fiscal year ended June 30, 2020 and $27,000 for the fiscal year ended June 30, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee

of Listed Registrants.                    N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.                   N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b) Changes in Internal Controls.
During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                  N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By __ S\MATTHEW T. HINKLE_______________________

Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date August 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By ___S\MATTHEW T. HINKLE______________________

Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date August 25, 2020

By ___S\GASTON GARDEY______________________

Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date August 25, 2020